Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Beginning of the year	$ 2,451,325	$ 903,502
Loans advanced, net	426,670	1,547,823
Finance cost	184,172	134,193
Fair value adjustment	(184,172)	(134,193)
End of year	$ 2,877,995	$ 2,451,325